Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Automobile Components (2.8%)
	BorgWarner Inc. (XNYS)	275,618	19,795
*	Aptiv plc	289,404	19,662
	Autoliv Inc.	101,065	12,847
	Lear Corp.	82,631	11,826
	Garrett Motion Inc.	348,644	11,422
	Gentex Corp.	398,930	9,638
*	QuantumScape Corp.	1,034,068	9,286
	Dana Inc.	234,414	8,301
	Visteon Corp.	66,864	7,909
*	Dorman Products Inc.	62,900	7,795
*	Versigent plc	173,042	7,635
	Phinia Inc.	96,798	7,479
	Patrick Industries Inc.	78,801	7,133
	LCI Industries	62,299	6,792
*	Adient plc	293,304	6,705
*	Goodyear Tire & Rubber Co.	1,027,182	6,266
*	Mobileye Global Inc. Class A	604,284	6,248
*	Dauch Corp.	877,933	5,829
*	XPEL Inc.	91,701	4,193
*	Gentherm Inc.	116,792	4,051
	Standard Motor Products Inc.	77,448	3,035
*	Fox Factory Holding Corp.	163,197	2,944
*	Solid Power Inc.	701,289	2,321
*	Cooper-Standard Holdings Inc.	65,474	1,986
*	Holley Inc.	313,592	856
			191,954
Automobiles (20.5%)
*	Tesla Inc.	2,810,348	1,224,722
	General Motors Co.	968,554	80,622
	Ford Motor Co.	4,157,194	72,501
*	Rivian Automotive Inc. Class A	1,116,085	18,192
	Thor Industries Inc.	107,973	8,538
	Harley-Davidson Inc.	289,300	6,995
*,1	Lucid Group Inc.	677,332	4,437
	Winnebago Industries Inc.	104,941	3,116
			1,419,123
Broadline Retail (24.8%)
*	Amazon.com Inc.	5,669,627	1,534,428
*	MercadoLibre Inc.	47,244	80,109
	eBay Inc.	482,922	52,769
*	Etsy Inc.	158,678	10,777
	Macy's Inc.	481,591	10,479
*	Ollie's Bargain Outlet Holdings Inc.	113,081	9,231
	Dillard's Inc. Class A	10,871	6,416
	Kohl's Corp.	427,012	6,132
*	Pattern Group Inc. Class A	126,832	2,383
*,1	Groupon Inc.	99,479	2,013
*	Savers Value Village Inc.	145,325	1,301
*,1	Eightco Holdings Inc.	325,195	301
			1,716,339
Distributors (0.7%)
	Genuine Parts Co.	182,033	17,967
	LKQ Corp.	423,093	11,474
	Pool Corp.	56,157	10,187
*	GigaCloud Technology Inc. Class A	97,374	3,509
	Gold.com Inc.	76,877	3,253
			46,390

		Shares	Market Value ($000)
Diversified Consumer Services (2.3%)
	Service Corp. International	186,989	14,060
	H&R Block Inc.	237,153	9,128
*	Liberty Live Holdings Inc. Class C	86,721	8,594
*	Frontdoor Inc.	137,312	8,523
*	Duolingo Inc.	75,070	8,360
*	Stride Inc.	87,874	8,118
	ADT Inc.	1,195,797	8,024
*	Grand Canyon Education Inc.	53,276	7,983
*	Covista Inc.	67,587	7,962
*	Laureate Education Inc.	246,027	7,870
	Graham Holdings Co. Class B	7,012	7,694
*	Bright Horizons Family Solutions Inc.	117,171	7,337
	OneSpaWorld Holdings Ltd.	276,476	6,566
*	Universal Technical Institute Inc.	166,637	6,234
*	Liberty Live Holdings Inc. Class A	64,220	6,186
	Perdoceo Education Corp.	187,174	6,061
	Strategic Education Inc.	74,302	5,703
*	Lincoln Educational Services Corp.	108,352	5,019
*	Coursera Inc.	862,477	4,649
*	American Public Education Inc.	65,078	3,219
*	Driven Brands Holdings Inc.	224,952	3,113
	Matthews International Corp. Class A	109,448	2,905
	Carriage Services Inc.	55,100	2,269
*	KinderCare Learning Cos. Inc.	115,530	444
			156,021
Hotels, Restaurants & Leisure (20.2%)
	McDonald's Corp.	717,609	200,356
	Booking Holdings Inc.	818,781	137,089
	Starbucks Corp.	1,162,576	115,281
	Marriott International Inc. Class A	235,703	88,530
	Hilton Worldwide Holdings Inc.	240,943	78,947
	Royal Caribbean Cruises Ltd.	269,264	76,641
*	DoorDash Inc. Class A	401,148	63,899
*	Airbnb Inc. Class A	451,187	60,148
*	Chipotle Mexican Grill Inc.	1,409,287	44,900
	Yum! Brands Inc.	298,101	44,104
	Carnival Corp. Ltd.	1,427,345	40,051
	Expedia Group Inc.	134,129	30,285
	Darden Restaurants Inc.	133,912	27,306
*	Flutter Entertainment plc	197,852	19,188
	Las Vegas Sands Corp.	377,178	19,074
	Aramark	339,845	18,141
	Texas Roadhouse Inc.	88,961	16,068
*	DraftKings Inc. Class A	598,827	14,665
*	Norwegian Cruise Line Holdings Ltd.	733,285	13,448
	Domino's Pizza Inc.	43,214	13,421
*	MGM Resorts International	293,809	12,831
	Wynn Resorts Ltd.	118,896	12,035
*	Dutch Bros Inc. Class A	205,198	11,901
	Hyatt Hotels Corp. Class A	64,018	11,610
*	Brinker International Inc.	76,306	10,864
*	Cava Group Inc.	139,871	10,862
	Wyndham Hotels & Resorts Inc.	128,538	10,316
*	Caesars Entertainment Inc.	344,056	9,995
	Churchill Downs Inc.	110,477	9,635
	Wingstop Inc.	60,319	9,468
	Vail Resorts Inc.	69,330	9,263
*	Life Time Group Holdings Inc.	271,156	8,970
	Boyd Gaming Corp.	106,122	8,774
	Travel & Leisure Co.	127,465	8,668
*	Planet Fitness Inc. Class A	159,848	8,553
	Cheesecake Factory Inc.	118,022	7,794
*	Hilton Grand Vacations Inc.	146,188	7,605
	Red Rock Resorts Inc. Class A	128,946	7,528
	Marriott Vacations Worldwide Corp.	87,527	7,429
*	Penn Entertainment Inc.	382,149	7,196
	Choice Hotels International Inc.	64,895	7,066
*	Rush Street Interactive Inc.	278,781	7,064

		Shares	Market Value ($000)
*	Shake Shack Inc. Class A	103,842	6,678
*	Six Flags Entertainment Corp.	313,035	6,577
	Monarch Casino & Resort Inc.	48,670	5,853
[1]	Wendy's Co.	632,214	4,868
	Papa John's International Inc.	128,579	4,399
*	Lindblad Expeditions Holdings Inc.	190,982	4,383
*	Sweetgreen Inc. Class A	386,352	3,848
*	Pursuit Attractions & Hospitality Inc.	82,073	3,674
*	United Parks & Resorts Inc.	76,039	3,051
*	BJ's Restaurants Inc.	64,165	3,019
	Cracker Barrel Old Country Store Inc.	82,802	2,800
*	First Watch Restaurant Group Inc.	232,684	2,706
	Bloomin' Brands Inc.	298,206	2,517
*	Accel Entertainment Inc.	199,151	2,368
*	Target Hospitality Corp.	127,155	2,207
*	Sabre Corp.	1,235,526	2,175
	Dine Brands Global Inc.	48,177	1,512
*	Kura Sushi USA Inc. Class A	26,635	1,497
*	Dave & Buster's Entertainment Inc.	105,144	1,406
*	El Pollo Loco Holdings Inc.	93,312	1,388
*	Krispy Kreme Inc.	319,537	1,125
*	Portillo's Inc. Class A	260,107	1,116
*	Biglari Holdings Inc. Class B	2,643	768
*	SHARPLINK Inc.	113,300	692
*	Jack in the Box Inc.	53,920	671
	RCI Hospitality Holdings Inc.	25,552	648
*	Xponential Fitness Inc. Class A	112,592	618
[1]	Lucky Strike Entertainment Corp.	56,621	464
			1,399,997
Household Durables (5.1%)
	DR Horton Inc.	286,520	42,144
	Garmin Ltd.	178,461	41,746
	PulteGroup Inc.	225,554	26,656
	Lennar Corp. Class A	251,135	22,547
*	NVR Inc.	3,318	20,256
	Somnigroup International Inc.	264,543	18,732
	Toll Brothers Inc.	126,865	17,576
*	TopBuild Corp.	38,200	15,948
*	SharkNinja Inc.	124,706	15,200
*	Mohawk Industries Inc.	94,750	10,178
*	Taylor Morrison Home Corp.	169,892	9,939
	Installed Building Products Inc.	43,217	9,075
*	Cavco Industries Inc.	16,573	8,892
	Meritage Homes Corp.	133,604	8,716
*	Champion Homes Inc.	116,706	8,593
*	M/I Homes Inc.	59,397	7,818
	KB Home	152,839	7,468
	Whirlpool Corp.	161,228	7,000
*	Green Brick Partners Inc.	96,716	6,505
*	Sonos Inc.	389,392	6,145
	La-Z-Boy Inc.	159,542	5,995
	Newell Brands Inc.	1,614,776	5,490
	Leggett & Platt Inc.	518,958	5,330
	Century Communities Inc.	99,088	5,234
*	LGI Homes Inc.	79,063	3,780
*	Beazer Homes USA Inc.	103,689	2,633
*	Helen of Troy Ltd.	89,662	2,433
*	Hovnanian Enterprises Inc. Class A	17,940	1,980
	Ethan Allen Interiors Inc.	93,378	1,925
*	Dream Finders Homes Inc. Class A	106,375	1,644
*	Legacy Housing Corp.	41,820	1,004
*	Lovesac Co.	52,739	811
	Cricut Inc. Class A	191,063	793
*	GoPro Inc. Class A	479,736	600
*	Traeger Inc.	5,236	364
			351,150
Leisure Products (1.2%)
	Hasbro Inc.	174,502	15,037
	Brunswick Corp.	121,659	10,190

		Shares	Market Value ($000)
	Polaris Inc.	123,484	8,714
*	Mattel Inc.	568,515	8,494
*	YETI Holdings Inc.	175,820	8,434
*	Peloton Interactive Inc. Class A	1,206,158	7,720
	Acushnet Holdings Corp.	75,988	6,746
*	Callaway Golf Co.	418,522	6,445
	Smith & Wesson Brands Inc.	169,537	2,580
	Sturm Ruger & Co. Inc.	55,690	2,177
*	Malibu Boats Inc. Class A	70,859	1,946
	Johnson Outdoors Inc. Class A	23,479	1,051
*	Latham Group Inc.	184,895	976
*	Funko Inc. Class A	135,361	769
			81,279
Specialty Retail (18.8%)
	Home Depot Inc.	996,563	316,050
	TJX Cos. Inc.	1,123,435	173,852
	Lowe's Cos. Inc.	569,853	122,154
	Ross Stores Inc.	336,717	78,027
*	O'Reilly Automotive Inc.	874,800	76,003
*	AutoZone Inc.	17,410	51,102
*	Carvana Co.	606,207	44,253
	Williams-Sonoma Inc.	141,079	28,719
*	Ulta Beauty Inc.	51,579	26,246
*	Burlington Stores Inc.	76,280	24,702
	Best Buy Co. Inc.	266,006	20,735
	Tractor Supply Co.	650,746	20,518
	Dick's Sporting Goods Inc.	81,158	18,469
*	Five Below Inc.	73,849	16,790
*	GameStop Corp. Class A	598,174	12,669
*	Wayfair Inc. Class A	175,227	12,662
	Murphy USA Inc.	24,771	12,535
	Lithia Motors Inc.	39,353	11,447
*	CarMax Inc.	249,244	11,121
*	Floor & Decor Holdings Inc. Class A	202,013	10,384
*	Boot Barn Holdings Inc.	59,848	10,166
*	Chewy Inc. Class A	433,932	9,781
	Gap Inc.	437,185	9,246
*	AutoNation Inc.	49,038	9,205
	Bath & Body Works Inc.	456,303	9,135
*	Victoria's Secret & Co.	161,174	8,865
	Advance Auto Parts Inc.	145,051	8,738
*	Valvoline Inc.	256,963	8,673
*	Urban Outfitters Inc.	116,291	8,449
	Signet Jewelers Ltd.	95,668	8,360
	Group 1 Automotive Inc.	25,274	7,995
*	Abercrombie & Fitch Co. Class A	102,997	7,953
	Academy Sports & Outdoors Inc.	149,488	7,893
*	Asbury Automotive Group Inc.	41,932	7,871
	Penske Automotive Group Inc.	44,940	7,522
*	RH	49,636	7,370
	American Eagle Outfitters Inc.	424,174	6,702
*	Warby Parker Inc. Class A	255,904	6,275
	Buckle Inc.	118,857	5,452
*	National Vision Holdings Inc.	294,337	4,930
*	Sally Beauty Holdings Inc.	369,054	4,901
	Sonic Automotive Inc. Class A	54,633	4,514
	Winmark Corp.	11,821	4,475
*	RealReal Inc.	429,604	4,141
	Upbound Group Inc.	204,245	3,924
*	Revolve Group Inc.	161,368	3,163
*	MarineMax Inc.	78,480	2,703
*	ThredUP Inc. Class A	396,218	1,842
	Caleres Inc.	125,517	1,828
	Camping World Holdings Inc. Class A	238,427	1,748
	Build-A-Bear Workshop Inc.	46,666	1,736
*	Bed Bath & Beyond Inc.	278,004	1,704
	Arko Corp.	199,622	1,549
	Monro Inc.	87,906	1,446
*	Genesco Inc.	37,083	1,423

		Shares	Market Value ($000)
*	Stitch Fix Inc. Class A	390,917	1,392
	Arhaus Inc.	203,892	1,380
*	Zumiez Inc.	51,285	1,263
	Shoe Carnival Inc.	70,402	1,246
	Haverty Furniture Cos. Inc.	53,334	1,237
*	EVgo Inc.	514,275	1,142
*	Petco Health & Wellness Co. Inc.	336,987	1,014
*	Citi Trends Inc.	19,471	896
	Designer Brands Inc. Class A	108,300	836
*	OneWater Marine Inc. Class A	47,003	518
*	Lands' End Inc.	35,948	422
*	1-800-Flowers.com Inc. Class A	79,632	364
*	America's Car-Mart Inc.	24,790	305
*	Leslie's Inc.	37,093	142
*,1	Sleep Number Corp.	62,267	74
			1,302,347
Textiles, Apparel & Luxury Goods (3.5%)
	NIKE Inc. Class B	1,272,273	58,817
	Tapestry Inc.	230,191	33,484
*	Deckers Outdoor Corp.	183,932	20,941
	Ralph Lauren Corp.	50,125	18,240
*	Lululemon Athletica Inc.	132,927	17,437
*	Crocs Inc.	89,687	10,643
	VF Corp.	579,707	9,959
	PVH Corp.	98,464	9,185
	Kontoor Brands Inc.	116,558	8,365
	Steven Madden Ltd.	179,298	7,789
	Levi Strauss & Co. Class A	296,489	6,879
*	Capri Holdings Ltd.	363,039	6,720
	Columbia Sportswear Co.	86,864	5,749
	Wolverine World Wide Inc.	320,013	5,616
	Carter's Inc.	136,768	5,278
	G-III Apparel Group Ltd.	147,781	4,778
*	Figs Inc. Class A	354,884	4,173
*	Under Armour Inc. Class A	583,444	3,425
*	Under Armour Inc. Class C	462,983	2,653
	Oxford Industries Inc.	55,021	2,455
	Movado Group Inc.	56,478	2,162
			244,748
Total Common Stocks (Cost $5,426,314)			6,909,348
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $13,192)	131,949	13,194
Total Investments (100.1%) (Cost $5,439,506)			6,922,542
Other Assets and Liabilities—Net (-0.1%)			(6,689)
Net Assets (100.0%)			6,915,853
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,957.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,491 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carvana Co.	8/31/2026	BANA	7,366	(3.620)	296	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,909,348	—	—	6,909,348
Temporary Cash Investments	13,194	—	—	13,194
Total	6,922,542	—	—	6,922,542
Derivative Financial Instruments
Assets
Swap Contracts	—	296	—	296